Warrants (Details) - $ / shares	9 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Number Outstanding	21,160,314	21,160,314
Shares Issuable Upon Exercise	21,160,314	21,160,314
2018 Firm Warrants
Number Outstanding	20,000,000	20,000,000
Shares Issuable Upon Exercise	20,000,000	20,000,000
Exercise Price	$ 0.75
Expiry	Oct. 16, 2023
October 2018 Placement Agent Warrants
Number Outstanding	1,160,314	1,160,314
Shares Issuable Upon Exercise	1,160,314	1,160,314
Exercise Price	$ 0.9375
Expiry	Oct. 16, 2023